Investment Objectives and Goals - Global X Funds	Jul. 15, 2025
Global X PureCap℠ MSCI Consumer Discretionary ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Consumer Discretionary ETF
Global X PureCap℠ MSCI Communication Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Communication Services ETF
Global X PureCap℠ MSCI Information Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Information Technology ETF
Global X PureCap℠ MSCI Consumer Staples ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Consumer Staples ETF
Global X PureCap℠ MSCI Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Energy ETF